Note 7 - Income Tax - Summary of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current tax	$ 299,692	$ 343,104	$ 184,016
Deferred tax	(97,240)	(113,897)	(100,432)
Income taxes accrued	202,452	229,207	83,584
From discontinued operations			(100,720)
Tax income (expense)	$ 202,452	$ 229,207	$ (17,136)